Leases (Schedule of Maturity Analysis of Company's Lease Liabilities) (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis of operating lease payments [line items]
Lease Liability	€ 15,627
Current maturities of lease liability	225
Long-term lease liability	15,402
Less than one year [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease Liability	462
One to five years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease Liability	1,439
More than five years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease Liability	€ 22,174